Cover	Mar. 06, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 06, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-35908
Entity Registrant Name	ARMADA HOFFLER PROPERTIES, INC.
Entity Central Index Key	0001569187
Entity Tax Identification Number	46-1214914
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	222 Central Park Avenue
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23462
City Area Code	757
Local Phone Number	366-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	AHH
Security Exchange Name	NYSE
Series A [Member] | NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value per share
Trading Symbol	AHHPrA
Security Exchange Name	NYSE